Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net (loss) income before income tax recovery (expense)	$ (98,307)	$ 327,927	$ 249,738
Income not subject to taxes	(42,563)	(314,742)	(282,439)
Net (loss) income subject to taxes	(140,870)	13,185	(32,701)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,664)	(590)	12,940
Adjustments to valuation allowance and uncertain tax positions	(13,909)	14,399	(635)
Permanent and currency differences	18,280	(23,900)	(19,926)
Change in tax rates	(221)	(120)	(564)
Tax recovery (expense)	$ 2,486	$ (10,211)	$ (8,185)